Significant Accounting Policies (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Level 3 [Member]
Significant Accounting Policies (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant liabilities – Private Warrants	$ 416,516	$ 522,579